CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 18, 2020
Short-term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.00
Old Note [Member]
Short-term Debt [Line Items]
Debt Instrument, Description	Old Notes
[custom:DebtInstrumentDefaulted]	Defaulted
Debt Instrument, Face Amount	$ 938,400
Debt Instrument, Debt Default, Amount	$ 673,956
Old Note [Member] | Warrant [Member]
Short-term Debt [Line Items]
[custom:StockIssuedDuringPeriodSharesWarrantsIssues]	272,000
Warrants and Rights Outstanding, Term	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.00
[custom:AmortizationOfWarrants-0]	$ 97,279
Interest Receivable	$ 407,967